ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES - Results of operations and consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Revenues	¥ 807,019	$ 115,402	¥ 922,201	¥ 1,018,139
Net income	95,402	13,643	98,589	180,907
Net cash provided by operating activities	51,316	7,338	58,546	172,122
Net cash provided by (used in) investing activities	40,554	5,800	(52,762)	(6,509)
Net cash used in financing activities	(56,088)	(8,021)	(102,283)	(9,448)
Net change in cash and cash equivalents	27,828	3,979	(90,475)	163,768
VIE
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Revenues	772,996	110,537	895,193	1,010,418
Net income	114,314	16,347	149,122	258,999
Net cash provided by operating activities	67,167	9,605	64,861	215,169
Net cash provided by (used in) investing activities	16,195	2,316	(48,718)	18,960
Net cash used in financing activities			(57,430)
Net change in cash and cash equivalents	¥ 83,362	$ 11,921	¥ (41,287)	¥ 234,129